As filed with the Securities and Exchange Commission on August 28, 2024

Securities Act File No. 333-238109

Investment Company Act File No. 811-23568

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 10	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 10	☒

(Check appropriate box or boxes)

Gabelli ETFs Trust

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

John C. Ball

Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Peter Goldstein, Esq.	Michael R. Rosella, Esq.
Gabelli Funds, LLC	Paul Hastings LLP
One Corporate Center	200 Park Avenue
Rye, New York 10580-1422	New York, New York 10166

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 6, 2024, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

The Post-Effective Amendment No. 9 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, on July 1, 2024, and would become effective 60 days thereafter, pursuant to Rule 485(a)(1).

This Post-Effective Amendment No. 10 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 6, 2024, as the new date upon which the registration statement for Gabelli Financial Services Opportunities ETF, a series of Gabelli ETFs Trust, shall become effective.

This Post-Effective Amendment No. 10 incorporates by reference the information contained in Parts A, B and C of the Amendment. This filing relates solely to Gabelli Financial Services Opportunities ETF. No information contained herein is intended to supersede or amend any prior filing relating to any other series of Gabelli ETFs Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI ETFs TRUST, certifies that it has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 28th day of August, 2024.

Gabelli ETFs Trust

By:	/s/ John C. Ball
Name:	John C. Ball
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to its Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ John C. Ball	President, Treasurer	August 28, 2024
John C. Ball	(Principal Executive, Financial and Accounting Officer)

Christopher J. Marangi*	Trustee	August 28, 2024
Christopher J. Marangi

Agnes Mullady*	Trustee	August 28, 2024
Agnes Mullady

John Birch*	Trustee	August 28, 2024
John Birch

Anthony S. Colavita*	Trustee	August 28, 2024
Anthony S. Colavita

Leslie F. Foley*	Trustee	August 28, 2024
Leslie F. Foley

Michael Ferrantino*	Trustee	August 28, 2024
Michael Ferrantino

Michael J. Melarkey*	Trustee	August 28, 2024
Michael J. Melarkey

Salvatore J. Zizza*	Trustee	August 28, 2024
Salvatore J. Zizza

*By:	/s/ John C. Ball
John C. Ball Attorney-in-Fact